Loans, Financing and Debentures (Details) - Schedule of Changes in Loans and Financing - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	R$ 554,638	R$ 453,041
Contracting	448,057	217,583
Payment of principal	(350,933)	(127,981)
Payment Interest	(43,873)	(30,684)
Appropriation of interest	65,541	49,104
Foreign exchange variation	8,508	(6,425)
Ending at ending	681,938	554,638
Agricultural cost financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	149,404	19,676
Contracting	188,094	174,929
Payment of principal	(231,140)	(51,701)
Payment Interest	(19,806)	(4,523)
Appropriation of interest	17,659	11,023
Foreign exchange variation
Ending at ending	104,211	149,404
Agricultural cost financing abroad [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	24,156	49,409
Contracting	19,183
Payment of principal	(14,836)	(20,968)
Payment Interest	(2,283)	(3,456)
Appropriation of interest	1,975	3,152
Foreign exchange variation	4,713	(3,981)
Ending at ending	32,908	24,156
Bahia project financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	28,734	9,661
Contracting		18,974
Payment of principal	(1,045)	(1,045)
Payment Interest	(84)	(46)
Appropriation of interest	2,059	1,190
Foreign exchange variation
Ending at ending	29,664	28,734
Working capital financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	24,771	10,840
Contracting	4,976	21,020
Payment of principal	(7,755)	(5,159)
Payment Interest	(2,374)	(508)
Appropriation of interest	2,326	1,022
Foreign exchange variation	3,795	(2,444)
Ending at ending	25,739	24,771
Financing of working capital (USD) [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	2,808
Contracting		2,660
Payment of principal
Payment Interest
Appropriation of interest	252	148
Foreign exchange variation
Ending at ending	3,060	2,808
Sugarcane financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	28,281	33,924
Contracting	75,000
Payment of principal	(81,907)	(6,457)
Payment Interest	(1,823)	(1,447)
Appropriation of interest	1,740	2,261
Foreign exchange variation
Ending at ending	21,291	28,281
Debentures [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	301,767	336,389
Contracting	165,000
Payment of principal	(14,250)	(42,651)
Payment Interest	(17,503)	(20,704)
Appropriation of interest	37,751	28,733
Foreign exchange variation
Ending at ending	472,765	301,767
Transaction costs [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	(5,283)	(6,858)
Contracting	(4,196)
Payment of principal
Payment Interest
Appropriation of interest	1,779	1,575
Foreign exchange variation
Ending at ending	R$ (7,700)	R$ (5,283)